Subsequent Events - Additional Information (Detail) R$ / shares in Units, $ in Thousands, R$ in Millions			12 Months Ended
	Apr. 17, 2018 USD ($)	Sep. 08, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 26, 2018 USD ($)	Apr. 26, 2018 BRL (R$) R$ / shares	Apr. 25, 2018 USD ($)	Apr. 25, 2018 BRL (R$) R$ / shares	Apr. 23, 2018 USD ($)	Apr. 23, 2018 BRL (R$)	Apr. 19, 2018 USD ($)	Apr. 19, 2018 BRL (R$)	Apr. 17, 2018 BRL (R$) R$ / shares	Feb. 14, 2018 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Minimum percentage conditioned to acquisition in order to obtain control	50.00%							50.00%	50.00%					50.00%
Share price | R$ / shares							R$ 32.2		R$ 32.0					R$ 28.0
Tender offer amount	$ 1,400,000					$ 1,500,000	R$ 5,400	$ 1,500,000	R$ 5,400					R$ 4,700
Additions to tender offer								440,000	1,500			$ 440,000	R$ 1,500
Additions to tender offer commitment confirmed										$ 440,000	R$ 1,500
Additions to tender offer cancelled								$ 440,000	R$ 1,500
Enel Américas S.A. [Member] | Committed Line of Credit Agreement [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Committed line of credit amount | $															$ 500
Enel Generación Fortaleza S.A. [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Enel Generación Fortaleza S.A. [Member] | Brazil [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Period of uninterrupted supply of natural gas before termination		15 years